Stock Option Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock Option Plan [Abstract]
Stock Option Plan

Note 9 — Stock Option Plan

In 2010, the Company adopted the 2010 Equity Incentive Plan (the “Plan”) under which 2,000,000 shares of the Company’s common stock have been initially reserved for issuance to employees, directors and consultants. The number of reserved shares has been increased over the years and currently equals 4,636,454 shares. Options granted under the Plan may be either incentive stock options (“ISO”) or nonqualified stock options (“NSO”). ISOs may be granted only to Company employees, including officers and directors who are also employees. NSOs may be granted to Company employees, consultants and advisors.

A person who owns (or is deemed to own) stock possessing more than ten percent (10%) of the total combined voting power of all classes of stock of the Company will not be granted an ISO unless the exercise price of such option is at least one hundred ten percent (110%) of the Fair Market Value on the date of grant and the option is not exercisable after the expiration of five years from the date of grant. Options granted generally vest over four years.

Activity under the Plan is set forth below:

	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)
Balances at January 1, 2025	1,560,091	2,972,055	$0.40	3.00
Options granted	—	—	$—
Options exercised	—	—	$—
Options expired	7,000	(7,000)	$0.760
Options cancelled/forfeited	—	—	$—
Balances at March 31, 2025	1,567,091	2,965,055	$0.40	2.82
Exercisable at March 31, 2025		1,570,034	$0.48	4.14
Vested and expected to vest at March 31, 2025		2,965,055	0.40	2.82
	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)
Balances at January 1, 2024	1,550,091	2,982,055	$0.40	3.70
Options granted	—	—	$—
Options exercised	—	—	$—
Options expired	10,000	(10,000)	$0.001
Options cancelled/forfeited	—	—	$—
Balances at March 31, 2024	1,560,091	2,972,055	$0.40	3.53
Exercisable at March 31, 2024		1,464,429	$0.49	4.88
Vested and expected to vest at March 31, 2024		2,972,055	0.40	3.53

There were no new options granted or exercised during the three months ended March 31, 2025 or 2024. Intrinsic values are calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that had exercise prices that were lower than the fair value per share of the common stock on the date of exercise.

The total fair value of options vested for the three months ended March 31, 2025 and 2024 was less than $0.1 million.

As of March 31, 2025 and 2024, the total unrecognized stock-based compensation expense for stock options was less than $0.1 million which is expected to be recognized over a weighted-average period of 0.3 years for the three months ended March 2025, and 1.1 years for the 3 months ended March 31, 2024. The Company estimates the fair value of stock options using the Black Scholes option-pricing model. The fair value of stock options is being recognized on a straight-line basis over the requisite service period of the awards.

Nonrecourse Promissory Notes to Early Exercise Stock Options

In 2018, one of the Company’s executives early exercised 1,380,015 of his stock options by issuing a promissory note to the Company. As the promissory note is nonrecourse this exercise of stock options with a promissory note is not considered a substantive exercise for accounting purposes. Therefore, no receivable for the promissory note was recorded on the Company’s balance sheet. This arrangement was accounted for as modifications to the original stock options which were exercised by issuing a promissory note. Such modification did not result in additional stock-based compensation expense. As of March 31, 2025, these options were fully vested.

Stock-Based Compensation Expense by Function

The following table is a summary of stock compensation expense by function recognized for the three months ended March 31, 2025 and 2024 (in thousands):

	Three months ended March 31,
	2025	2024
General Administrative	$2	$2
Research and development	3	3
	$5	$5

Note 9 — Stock Option Plan

In 2010, the Company adopted the 2010 Equity Incentive Plan (the “Plan”) under which 2,000,000 shares of the Company’s common stock have been initially reserved for issuance to employees, directors and consultants. Options granted under the Plan may be either incentive stock options (“ISO”) or nonqualified stock options (“NSO”). ISOs may be granted only to Company employees, including officers and directors who are also employees. NSOs may be granted to Company employees, consultants and advisors.

A person who owns (or is deemed to own) stock possessing more than ten percent (10%) of the total combined voting power of all classes of stock of the Company will not be granted an ISO unless the exercise price of such option is at least one hundred ten percent (110%) of the Fair Market Value on the date of grant and the option is not exercisable after the expiration of five years from the date of grant. Options granted generally vest over four years.

Activity under the Plan is set forth below:

	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)
Balances at January 1, 2024	1,550,091	2,982,055	$0.40	3.70
Options granted	—	—	$—
Options exercised	—	—	$—
Options expired	10,000	(10,000)	$0.001
Options cancelled/forfeited	—	—	$—
Balances at December 31, 2024	1,560,091	2,972,055	$0.40	3.00
Exercisable at December 31, 2024		1,548,910	$0.49	4.32
Vested and expected to vest at December 31, 2024		2,972,055	0.40	3.00

There were no new options granted or exercised during the year ended December 31, 2024. Intrinsic values are calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that had exercise prices that were lower than the fair value per share of the common stock on the date of exercise.

The total fair value of options vested for the year-ended December 31, 2024 was less than $0.1 million.

As of December 31, 2024, the total unrecognized stock-based compensation expense for stock options was less than $0.1 million which is expected to be recognized over a weighted-average period of 0.4 years. On the grant date, the Company estimates the fair value of stock options using the Black Scholes option-pricing model. The fair value of stock options is being recognized on a straight-line basis over the requisite service period of the awards.

Nonrecourse Promissory Notes to Early Exercise Stock Options

In 2018, one of the Company’s executives early exercised 1,380,015 of his stock options by issuing a promissory note to the Company. As the promissory note is nonrecourse this exercise of stock options with a promissory note is not considered a substantive exercise for accounting purposes. Therefore, no receivable for the promissory note was recorded on the Company’s balance sheet. This arrangement was accounted for as modifications to the original stock options which were exercised by issuing a promissory note. Such modification did not result in additional stock-based compensation expense. As of December 31, 2024 these options were fully vested.

Stock-Based Compensation Expense by Function

The following table is a summary of stock compensation expense by function recognized for the years ended December 31, 2024 and 2023 (in thousands):

	Years ended December 31,
	2024	2023
General Administrative	$7	$10
Research and development	14	23
	$21	$33